Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Capitalized development expenses	kr 3,705	kr 3,528
Goodwill	84,570	38,204
Customer relationships, IPRs and other intangible assets	26,340	3,830
Property, plant and equipment	14,236	13,580
Right-of-use assets	7,870	7,948
Financial assets
Equity in joint ventures and associated companies	1,127	941
Other investments in shares and participations	2,074	2,258
Customer ﬁnance, non-current	415	568
Interest-bearing securities, non-current	9,164	30,626
Other ﬁnancial assets, non-current	6,839	6,217
Deferred tax assets	19,394	23,109
Non-current assets	175,734	130,809
Current assets
Inventories	45,846	35,164
Contract assets	9,843	10,506
Trade receivables	48,413	45,399
Customer ﬁnance, current	4,955	2,719
Current tax assets	7,973	6,379
Other current receivables	9,688	7,656
Interest-bearing securities, current	8,736	12,932
Cash and cash equivalents	38,349	54,050
Current assets	173,803	174,805
Total assets	349,537	305,614
Equity
Capital stock	16,672	16,672
Additional paid in capital	24,731	24,731
Other reserves	8,201	454
Retained earnings	85,210	66,918
Equity attributable to owners of the Parent Company	134,814	108,775
Non-controlling interests	(1,510)	(1,676)
Equity	133,304	107,099
Non-current liabilities
Post-employment beneﬁts	27,361	36,050
Provisions, non-current	3,959	3,722
Deferred tax liabilities	4,784	884
Borrowings, non-current	26,946	22,241
Lease liabilities, non-current	6,818	7,079
Other non-current liabilities	745	1,587
Non-current liabilities	70,613	71,563
Current liabilities
Provisions, current	7,629	5,782
Borrowings, current	5,984	9,590
Lease liabilities, current	2,486	2,224
Contract liabilities	42,251	32,834
Trade payables	38,437	35,684
Current tax liabilities	2,640	2,917
Other current liabilities	46,193	37,921
Current liabilities	145,620	126,952
Total equity and liabilities	kr 349,537	kr 305,614